Note 21 - Trade Receivables, Other Receivables and Prepayments (Details Textual) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deposit in restricted escrow account	[1]	$ 52,878
Trade receivables, excluding unbilled receivables		39,981	24,594
Trade receivables, loss allowance		$ 1,446	$ 1,619
Allowance of trade receivables, percentage		2.90%	4.30%
More than three months [member]
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables	[2]	$ 8,097	$ 2,460
More than three months [member] | Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables		$ 5,946	$ 0

[1]	As of December 31, 2019, the Group had transferred US$52,878 thousand into the escrow account as collateral for a credit facility. See Note 19 for more information.
[2]	As of year-end 2019, the total amount of trade receivables due from Powerbets, a joint venture, that were more than 90 days past due was US$5,946 thousand ( December 31, 2018: US$0).